Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
As of December 31, 2025, the Plan’s assets consisted of mutual funds issued by the Trustee and participant loans extended to participants. The Trustee is considered a party-in-interest because it manages the Plan’s assets. Participants are also considered parties-in-interest. Both of these transactions are considered exempt party-in-interest transactions.

Transactions associated with the shares of common stock of the Sponsor are also considered exempt party-in-interest transactions. As of December 31, 2025, the Plan held 50,853 shares of the Sponsor’s common stock. Total outstanding number of shares of common stock of the Sponsor as of December 31, 2025 was 211,155,322 shares.